UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          May 11, 2004

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   102

Form 13F information Table Value Total:   $372,640



List of Other Included Managers:


    03/31/04
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2327   56,625                                        56625
ADELPHIA COMMUN.   COM   006848105            8   13,576                                        13576
ADOBE SYSTEMS      COM   00724F101         1303   33,150                                        33150
AIR PRODUCTS       COM   009158106          252    5,030                                         5030
AMERICAN EXPRESS   COM   025816109          354    6,830                                         6830
AMERICAN INTL      COM   026874107         6952   97,429                                        97429
AMGEN              COM   031162100         3609   62,060                                        62060
ANHEUSER BUSCH     COM   035229103         4342   85,140                                        85140
AT ROAD            COM   04648K105         5616  457,725                                       382725             75,000
AUTOMATIC DATA     COM   053015103         3394   80,800                                        80800
BANKAMERICA        COM   060505104         1850   22,843                                        22843
BANK OF NEW YORK   COM   064057102          542   17,196                                        17196
BAXTER INTL        COM   071813109          271    8,768                                         8768
BECTON DICKINSON   COM   075887109         2352   48,525                                        48525
BENIHANA           COM   082047200         4660  257,150                                       156450            100,700
BORDERS            COM   099709107         4590  193,350                                       113350             80,000
BROOKSTONE         COM   114537103         5179  189,775                                       107275             82,500
B P AMOCO          COM   055622104         1225   23,929                                        23929
CAPITAL AUTOMOTIV  COM   139733109        11646  329,825                                       234825             95,000
CARPENTER TECH     COM   144285103          864   26,289                                        26289
CERADYNE           COM   156710105         3773  104,375                                        51875             52,500
CHUBB              COM   171232101          211    3,030                                         3030
COCA COLA          COM   191216100          277    5,500                                         5500
CHEVRON/TEXACO     COM   166764100          722    8,228                                         8228
C H ROBINSON       COM   12541W100          842   20,300                                        20300
CITIGROUP          COM   172967101         2697   52,166                                        52166
COLGATE            COM   194162103         2636   47,847                                        47847
COMMERCE BANCORP   COM   200519106         6801  103,227                                       103227
CONAGRA            COM   205887102         1393   51,725                                        51725
CSX                COM   126408103         3826  126,300                                       126300

  COLUMN TOTALS                           84514

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         7196  318,825                                       216825             102,000
DOVER CORP         COM   260003108         3577   92,250                                        92250
DUKE ENERGY        COM   264399106          207    9,167                                         9167
DU PONT            COM   263534109          312    7,400                                         7400
EMBREX             COM   290817105         7112  627,700                                       467700             160,000
EDGE PETROLEUM     COM   279862106         8153  558,051                                       456051             102,000
EMERSON ELECTRIC   COM   291011104          542    9,044                                         9044
EVERGREEN RES      COM   299900308         2085   60,700                                        60700
GANNETT            COM   364730101         7465   84,700                                        84700
GENERAL DYNAMICS   COM   369550108         2886   32,310                                        32310
GENERAL ELECTRIC   COM   369604103         8853  290,080                                       290080
GENTEX             COM   371901109         9963  229,725                                       155625             74,100
GILLETTE           COM   375766102          618   15,800                                        15800
GLAXO HOLDINGS     COM   37733W105          339    8,493                                         8493
W W GRAINGER       COM   384802104         3709   77,275                                        77275
GROUP 1 SOFTWARE   COM   39943Y103         5743  351,052                                       193450            157,602
HANCOCK FABRICS    COM   409900107         2290  144,050                                       115350             28,700
H J HEINZ          COM   423074103          964   25,861                                        25861
HERSHEY FOODS      COM   427866108         4862   58,689                                        58689
IBM                COM   459200101         1199   13,050                                        13050
IMAX CORP          COM   45245E109         4397  746,550                                       486550            260,000
INTEL              COM   458140100         3166  116,389                                       116389
JOHNSON & JOHNSON  COM   478160104         2136   42,113                                        42113
KENSEY NASH        COM   490057106         9264  377,200                                       246200             131,000
KIMBERLY CLARK     COM   494368103         3747   59,388                                        59388
LILLY, ELI         COM   532457108         4235   63,300                                        63300
LITHIA MOTORS      COM   536797103        10266  371,300                                       266700              104600

  COLUMN TOTALS                          115286


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         4669   83,175                                        83175
LIVEPERSON         COM   538146101         3758  709,150                                       455150            254,000
MEADE INSTRUMENT   COM   583062104         4866 1204,450                                      1078450            126,000
MEDTRONIC          COM   585055106         5401  113,105                                       113105
McGRAW HILL        COM   580645109         1142   15,000                                        15000
MELLON BANK        COM   58551A108         4244  135,650                                       135650
MERCK              COM   589331107          592   13,400                                        13400
MICROSOFT          COM   594918104         3528  141,508                                       141508
3 M COMPANY        COM   885794101         4458   54,450                                        54450
PARKWAY PROP       COM   70159Q104         9044  193,468                                       134568              58,900
PENFORD CORP       COM   707051108          192   11,500                                        11500
PENN NATL GAMING   COM   707569109        14923  518,276                                       367876             150,400
PEPSICO            COM   713448108         8587  159,469                                       159469
PERF. FOOD GROUP   COM   713755106         7430  216,289                                       150489              65,800
PFIZER             COM   717081103         7422  211,764                                       211764
PIXELWORKS         COM   72581M107          312   18,200                                        18200
PLANTRONICS        COM   727493108         1598   43,650                                         8850              34,800
PNC FINANCIAL      COM   693475105          553    9,973                                         9973
PROCTOR & GAMBLE   COM   742181109         3802   36,252                                        36252
PUBLIC STORAGE     COM   74460D109          577   11,850                                        11850

  COLUMN TOTALS                           87098
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101         9052  274,312                                       234512              39,800
ROCK OF AGES       COM   772632105         2043  292,750                                       155850             136,900
SBC COMMUNICATION  COM   78387G103          752   30,658                                        30658
SCHERING PLOUGH    COM   806605101          401   24,700                                        24700
SARA LEE           COM   803111103          410   18,734                                        18734
SCHLUMBERGER       COM   806857108          492    7,700                                         7700
SKYWEST INC.       COM   830879102         4025  208,325                                       167225              41,100
S & P 500 INDEX D  COM   78462F103         6165   54,510                                        54510
STATE ST CORP      COM   857477103         1176   22,550                                        22550
STRYKER CORP       COM   863667101         1038   11,725                                        11725
SUNRISE ASSISTED   COM   86768K106          425   11,850                                        11850
SYSCO CORP         COM   871829107         5767  147,682                                       147682
TARGET             COM   87612E106         2892   64,212                                        64212
TREX               COM   89531P105         2400   70,350                                        70350
UNION PACIFIC      COM   907818108          694   11,600                                        11600
UNITED HEALTH      COM   91324P102         2143   33,250                                        33250
UNITED TECHNOLOGI  COM   913017109          770    8,921                                         8921
UNIVERSAL ELECT.   COM   913483103         3384  256,400                                       131400             125,000
VERIZON            COM   92343V104         1334   36,514                                        36514
WACHOVIA           COM   929903102         3837   81,646                                        81646
WALGREEN           COM   931422109         5411  164,220                                       164220
WALMART            COM   931142103         7889  132,171                                       132171
WRIGLEY            COM   982526105         3675   62,170                                        62170
EXXON MOBIL        COM   30231G102         9976  239,859                                       239859
DENTSPLY INTL      COM   249030107         9591  216,352                                       216352
  COLUMN TOTALS                           85742
   FINAL TOTAL                         $372,640
